ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	$ (688,849)	$ (927,375)
-100 bps	1,057,443	1,416,415
Growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	598,455	888,065
-100 bps	$ (417,801)	$ (617,439)